Offerings	Oct. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 149,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 12,963.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. (2) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.